Expenses by nature - Summary of Expense By Nature (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Expense By Nature [Abstract]
Service costs (note i)	¥ 16,540	¥ 18,992	¥ 17,478
Advertising agency fees	609	667	505
Employee benefits expenses (note ii and note iii)	4,224	3,915	3,004
Promotion and advertising expenses	¥ 852	¥ 2,387	¥ 2,227